GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8525 East Orchard Road

Greenwood Village, CO 80111

April 26, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re.:	COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company

Definitive Materials Pursuant to Rule 497(j) under the Securities Act of 1933

File Nos. File Nos. 333-70963; 811-09201

Ladies and Gentlemen:

In lieu of filing the form of the prospectus for COLI VUL-2 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.	the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post Effective Amendment No. 34 to the Account’s registration statement on Form N-6, the most recent amendment to the Account’s registration statement; and

2.	the text of Post Effective Amendment No. 34 to the Account’s registration statement on Form N-6, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 21, 2017.

If you should have any questions regarding the foregoing filing, please do not hesitate to contact me at 303-737-1131.

Sincerely,

COLI VUL-2 Series Account of

Great-West Life & Annuity Insurance Company

(Registrant)

/s/ Adam J. Kavan

Adam J. Kavan

Counsel